UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21996
Greenwich Advisors Trust

(Exact name of registrant as specified in charter)

330 Railroad Avenue, Greenwich, CT	06830

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 203-531-7064
Date of fiscal year end: February 28, 2009
Date of reporting period: August 31, 2008

Item 1. Reports to Stockholders.
Greenwich Advisors Trust
GREENWICH ADVISORS INDIA SELECT FUND
SEMI-ANNUAL REPORT (Unaudited)
AUGUST 31, 2008

PIONEERING INVESTMENT SOLUTIONS

1-866-667-8733

Greenwich Advisors Trust
Semi-Annual Report dated August 31, 2008

Greenwich Advisors India Select Fund
Shareholders Letter
August 31, 2008
Dear Shareholders:
We are pleased to present this report for the Greenwich Advisors India Select Fund, covering the six-month period between March 1, 2008 and August 31, 2008. The Indian stock market lost significant ground during the period, as investors concerned about global economic pressures sold Indian shares. The Funds benchmark, the Bombay Stock Exchange 100 Index1, posted a -26.20% total return for the period, while the India Select Fund posted a -20.51% total return for the period.
Market overview
Signs of weakness in the American stock market, particularly in the financials sector, drove poor returns in India and across Asia during the period under review. Fallout from the U.S. sub prime mortgage crisis roiled international shares, including Indian stocks, as investors fled assets they perceived to be risky in favor of the global market’s safest investments—in particular, U.S. Treasury bonds. In the Indian market, real estate stocks fared particularly poorly, as did metals and mining shares and banking stocks.
The substantial increase in oil prices and a large rise in food prices meanwhile prompted a rise in inflation across Asia. India’s inflation rate nearly doubled during the six months under review, increasing from an annualized rate of 6.21% to almost 12.10%. India’s central bank acted aggressively in an attempt to relieve the inflationary pressures affecting the economy, raising short-term interest rates from 7.75% at the start of the period to 9% as of August 31.
Growth in India’s gross domestic product2 remained solid despite the disruptions in global economy and financial markets, with an annualized expansion of 7.9% during the second half of the period under review. Corporate earnings growth remained strong, driving positive performance in shares of health care firms, information technology companies and consumer goods producers. The period saw positive political developments as well: India’s coalition government displayed signs of increasing stability, successfully approving a nuclear pact with the United States despite opposition from Communist Party officials.
Fund Review*
Compared to the benchmark, the Fund held overweight positions in shares of pharmaceutical and information technology firms. Those sectors outperformed the Indian market as a whole, so our emphasis on them contributed positively to the Fund’s performance. In addition, the Fund’s underweight position in real estate-related stocks, also helped to boost relative performance, as real estate investments generally performed poorly.
Our holdings in metals and mining shares weighed on the Fund’s returns relative to its benchmark. Banking shares also hurt the Fund’s relative performance. We believe the losses Indian banking stocks experienced during this period were caused by weakness in the fundamentals of American financial firms, rather than problems intrinsic to the Indian firms themselves.
Thank you for your trust in the Greenwich Advisors India Select Fund. We will continue to monitor changes in the Indian stock market and adjust the Fund’s portfolio as our research unearths attractive investment opportunities. Please contact your investment advisor if you have any questions or require assistance.
Investment Concerns:
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.
International investing involves increased risk and volatility. An investment in this Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability.
The geographical concentration of portfolio holdings in this Fund may involve increased risk.
Definitions:

[1]	The Bombay Stock Exchange 100 (“BSE 100”) Index is a free float-adjusted market capitalization-weighted index of 100 stocks listed on the Bombay Stock Exchange. The index is unmanaged and does not reflect the deduction of fees, such as investment management, fund accounting or taxes associated with a mutual fund. Investors cannot invest directly in an index.
Terms:

[2]	The India Gross Domestic Product measures the market value of the goods and services produced by labor and property in India.

*	Portfolio composition of the Fund is as of 8/31/08 and is subject to change. Past performance does not guarantee future results.

Greenwich Advisors India Select Fund
Fund Performance Review
August 31, 2008
Annualized Total Return (unaudited)

	6 Months
	(aggregate)	1 Year	Since Inception	Inception Date

A Shares (without load)	-20.51%	-21.30%	-21.30%	8/1/2007

A Shares (with max. load of 5.75%)	-25.05%	-25.82%	-25.82%

C Shares (without CDSC)	-20.77%	-21.80%	-21.80%	8/1/2007

C Shares (with max. CDSC of 1.00%)	-21.56%	-22.58%	-22.58%

I Shares	-20.36%	-21.00%	-21.00%	8/1/2007

Bombay Stock Exchange 100 Index[1]	-26.20%	-9.73%	-8.57%

	A Shares	C Shares	I Shares

Gross Expense Ratio[2]	125.50%	126.01%	125.26%

Net Expense Ratio	2.35%	2.85%	1.85%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-866-667-8733.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.
Investment performance reflects contractual fee waivers in effect through June 30, 2009. Without these fee waivers, the performance would have been lower.

[1]	Source: Bloomberg. Performance of the Bombay Stock Exchange 100 Index is shown in USD and was based on a starting date of August 1, 2007.

[2]	The Gross Expense ratios are from the Fund’s most recent Prospectus, dated July 1, 2008. Additional information pertaining to the Fund’s expense ratios as of August 31, 2008 can be found in the financial highlights.

Greenwich Advisors India Select Fund
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

		Market
Description	Shares	Value ($)
India Common Stocks— 87.7%
Automotive — 3.5%
Mahindra & Mahindra Ltd.	3,331	43,876
Tata Motors Ltd.	853	8,552

		52,428

Building Materials— 3.2%
Ambuja Cements Ltd.	6,643	12,143
Grasim Industries Ltd.	344	15,176
India Cements Ltd.	6,451	20,331

		47,650

Chemicals— 2.0%
United Phosphorus Ltd.*	3,982	30,447

Construction— 2.8%
Jaiprakash Associates Ltd.	11,054	41,305

Energy— 2.4%
Reliance Infrastructure Ltd.	1,550	34,992

Engineering — 4.9%
Larsen & Toubro Ltd.	1,225	72,327

Financial Services — 14.2%
HDFC Bank Ltd.	1,737	50,481
Housing Development Finance Corp. Ltd.	1,205	64,282
ICICI Bank Ltd.	3,555	54,373
Reliance Capital Ltd.	1,333	41,702

		210,838

Machinery — 6.0%
ABB Ltd.	2,067	41,215
Bharat Heavy Electricals Ltd.	1,229	47,780

		88,995

Metals & Mining— 6.6%
Sesa Goa Ltd.	13,920	50,224
Sterlite Industries (India) Ltd.*	3,299	47,138
Tata Steel Ltd.	92	1,258

		98,620

Oil & Gas- 7.8%
Reliance Industries Ltd.	2,380	115,733

Pharmaceuticals — 9.6%
Cipla Ltd.	5,087	27,797
Dabur India Ltd.	7,848	16,337
Matrix Laboratories Ltd.*	5,573	19,816
Ranbaxy Laboratories Ltd.	3,619	42,739
Sun Pharmaceutical Industries Ltd.	1,074	35,995

		142,684

Software— 11.4%
Financial Technologies (India) Ltd.	493	16,032
HCL Technologies Ltd.	2,491	13,221
Infosys Technologies Ltd.	1,728	68,801
Oracle Financial Services Software Ltd.*	1 ,708	46,911
Tata Consultancy Services Ltd.	1,282	23,702

		168,667

Telecommunications— 8.9%
Bharti Airtel Ltd.*	3,787	72,197
Reliance Communications Ltd.*	6,762	60,832

		133,029

Tobacco— 2.8%
ITC Ltd.	9,727	41,782

Travel & Leisure— 1.6%
Indian Hotels Co. Ltd.	13,311	23,286

Total India Common Stocks (Cost $1,732,209)		1,302,783

India Convertible Preferred Stocks— 0.7%
Metals & Mining— 0.7%
Tata Steel Ltd., 2.00%, 9/1/09 (a)	4,832	10,218

Total India Convertible Preferred Stocks (Cost $13, 946)		10,218

Short- Term Investment— 7.0%
UBOC Trust Money Market, 1.38% (b)	103,877	103,877

Total Short-Term Investment (Cost $103,877)		103,877

Total Investments (Cost $1,850,032) — 95.4%		1,416,878

Other Assets in Excess of Liabilities — 4.6%		69,146

NET ASSETS - 100.0%		$1,486,024

*	Non-income producing security.

(a)	Convertible to common shares.

(b)	Variable or Floating Rate Security. Rate disclosed is as of August 31, 2008.
See Notes to Financial Statements

Greenwich Advisors India Select Fund
Statement of Assets and Liabilities
August 31, 2008
(Unaudited)

Assets:

Investments, at value (Cost $1,850,032)	$1,416,878
Foreign Currency (Cost $1,449)	1,429
Interest and dividends receivable	1,566
Receivable from Investment Advisor	109,415
Prepaid expenses	24,505

Total Assets	1,553,793

Liabilities:
Accrued expenses and other liabilities:
Administration fees	1,530
Chief Compliance Officer	6,250
Distribution fees	810
Custodian	493
Transfer agent fees	14,936
Professional fees	33,814
Other fees	9,936

Total Liabilities	67,769

Net Assets	$1,486,024

Composition of Net Assets:

Capital	$1,928,538
Accumulated net investment loss	(7,920)
Accumulated net realized loss from investment transactions and foreign currency translations	(1,396)
Net unrealized depreciation from investments and foreign currency translations	(433,198)

Net Assets	$1,486,024

Class A Shares
Net Assets	$1,099,802
Shares Outstanding	139,816
Net Asset Value, Offering and Redemption price per share	$7.87

Maximum Sales Charge	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$8.35

Class C Shares
Net Assets	$378,320
Shares Outstanding	48,376
Net Asset Value, Offering and Redemption price per share	$7.82

Class I Shares
Net Assets	$7,902
Shares Outstanding	1,000
Net Asset Value, Offering and Redemption price per share	$7.90

See Notes to Financial Statements

Greenwich Advisors India Select Fund
Statement of Operations
For the six months ended August 31, 2008
(Unaudited)

Investment Income:
Dividends	$11,680

Total Investment Income	11,680

Expenses:
Investment Advisory	9,132
Accounting	3,792
Administration	40,329
Distribution (Class A Shares)	2,789
Distribution (Class C Shares)	1,679
Offering costs	48,964
State registration	20,658
Printing	10,449
Insurance	5,456
Custodian fees	10,428
Transfer agency fees	42,251
Chief Compliance Officer	37,808
Trustee fees	4,033
Professional fees	29,314
Other	1,051

Total expenses before fee reductions	268,133
Reimbursement by the Investment Advisor	(240,935)
Fees contractually waived by the Investment Advisor	(9,132)

Net Expenses	18,066

Net Investment Loss	(6,386)

Net Realized/Unrealized Gains/(Losses) from Investments and Foreign Currency Translations:
Net realized losses from investment transactions and foreign currency translations	(1,396)
Change in unrealized depreciation from foreign currency translations	(45)
Change in unrealized depreciation from investments	(333,843)

Net realized/unrealized losses from investments and foreign currency translations	(335,284)

Change in Net Assets from Operations	$(341,670)

See Notes to Financial Statements

Greenwich Advisors India Select Fund
Statement of Changes in Net Assets

	For the six months ended
	August 31,2008	For the period ended
	(Unaudited)	February 29, 2008 (a)
Investment Activities:

Operations:
Net investment loss	$(6,386)	$(4,399)
Net realized gains/(losses) from investment transactions and foreign currency translations	(1,396)	493
Change in unrealized depreciation on investments and foreign currency translations	(333,888)	(99,310)

Change in net assets from operations	(341,670)	(103,216)

Capital Share Transactions:
Proceeds from shares issued:
Class A Shares	419,028	1,030,713
Class C Shares	190,522	315,400
Class I Shares	—	10,000
Cost of shares redeemed:
Class A Shares	(33,485)	(1,268)
Class C Shares	—	—

Class I Shares	—	—

Change in net assets from capital share transactions	576,065	1,354,845
Change in net assets	234,395	1,251,629

Net Assets:
Beginning of period	1,251,629	—

End of period	$1,486,024	$1,251,629

Accumulated net investment loss	$(7,920)	$(1,534)

Class A Shares:
Issued	46,202	97,922
Redeemed	(4,190)	(118)

Change in Class A Shares	42,012	97,804

Class C Shares:
Issued	20,657	27,719
Redeemed	—	—

Change in Class C Shares	20,657	27,719

Class I Shares:
Issued	—	1,000
Redeemed	—	—

Change in Class I Shares		1,000

(a)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
See Notes to Financial Statements

Greenwich Advisors India Select Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Ratios/Supplementary Data
									Ratio of	Ratio of	Ratio of
								Net	Expenses	Net	Expenses
	Net Asset		Net Realized			Net Asset		Assets,	to	Investment	to
	Value,	Net	and Unrealized	Total From	Change in	Value,		End of	Average	Loss to	Average
	Beginning	Investment	Losses on	Investment	Net Asset	End of	Total	Period	Net	Average	Net	Portfolio
	of Period	Loss	Investments	Activities	Value	Period	Return (b)	(000’s)	Assets (c)	Net Assets (c)	Assets (c)(d)	Turnover (b)

Class A Shares
Six months ended August 31, 2008 (unaudited)	$9.90	(0.01)	(2.02)	(2.03)	(2.03)	$7.87	(20.51%)	$1,100	2.35%	(0.76%)	36.42%	2.18%

Period ended February 29, 2008 (a)	$10.00	(0.03)	(0.07)	(0.10)	(0.10)	$9.90	(1.00%)	$968	2.35%	(1.65%)	125.20%	5.49%

Class C Shares
Six months ended August 31, 2008 (unaudited)	$9.87	(0.02)	(2.03)	(2.05)	(2.05)	$7.82	(20.77%)	$378	2.85%	(1.26%)	36.92%	2.18%

Period ended February 29, 2008 (a)	$10.00	(0.05)	(0.08)	(0.13)	(0.13)	$9.87	(1.30%)	$274	2.85%	(2.05%)	126.01%	5.49%

Class I Shares
Six months ended August 31, 2008 (unaudited)	$9.92	(0.02)	(2.00)	(2.02)	(2.02)	$7.90	(20.36%)	$8	1.85%	(0.26%)	35.92%	2.18%

Period ended February 29, 2008 (a)	$10.00	(0.05)	(0.03)	(0.08)	(0.08)	$9.92	(0.80%)	$10	1.85%	(0.95%)	125.26%	5.49%

(a)	Inception date August 1, 2007. Operations commenced on August 30, 2007.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Greenwich Advisors India Select Fund
Notes to Financial Statements
August 31, 2008
(Unaudited)
1.	Organization
Greenwich Advisors Trust (the “Trust”) was organized as a trust under the laws of the State of Ohio on December 22, 2006. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers one fund, called the Greenwich Advisors India Select Fund (the “Fund”). The Fund commenced operations on August 30, 2007.
The investment objective for the Fund is to seek long-term capital appreciation. To pursue its investment objective, the Fund will normally invest at least 80% of its assets in equity securities of companies in India. These securities are typically listed on stock exchanges in India, but also include securities traded in markets outside India, including securities trading in the form of depositary receipts or derivative securities. Equity securities include common stock, convertible stocks, stock exchange listed warrants, and any other such investments which entitle the holder to subscribe for or convert into the equity of the company and/or where the price is influenced significantly by the price of the company’s common stock.
The Fund is diversified, as that term is defined in the 1940 Act. The Fund currently offers three classes of shares: Class A Shares, Class C Shares and Class I Shares. Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Greenwich Advisors, LLC (the “Advisor”) believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.
Fair Value Measurements: Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No.157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.
One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Greenwich Advisors India Select Fund
Notes to Financial Statements, (Continued)
August 31, 2008
(Unaudited)
The following is a summary categorization of the Fund’s investments based on the level of inputs utilized in determining the value of such investments as of August 31, 2008:

	LEVEL 1	LEVEL 2	LEVEL 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments	$1,313,001	$103,877	$—

Total	$1,313,001	$103,877	$—

Currency Translation: For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.
Security Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
New Accounting Pronouncements: In March 2008, Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.
Expenses: Expenses directly attributable to the Fund are charged to the Fund. Each class of shares bears its respective pro-rata portion of the expenses, except that each class separately bears expenses related specifically to that class, such as distribution fees.
Dividends to Shareholders: Dividends from net investment income, if any, are declared and paid annually by the Fund. Dividends from net realized gains, if any, are declared and distributed at least annually by the Fund.
The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Organization and Offering Expenses: All costs incurred by the Trust in connection with the organization of the Fund, principally professional fees and printing, were paid on behalf of the Trust by the Advisor, some of which were borne by the Fund.
Costs incurred in connection with the offering and initial registration of the Trust have been deferred and have been amortized on a straight-line basis over the first twelve months after commencement of operations.
Federal Income Taxes: The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a “regulated investment company” and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.
Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Fund’s capital gains realized on foreign securities in the country of domicile.

Greenwich Advisors India Select Fund
Notes to Financial Statements, (Continued)
August 31, 2008
(Unaudited)
Effective March 1, 2008, the Fund adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Fund’s net assets or result of operations.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.
Redemption Fees: A1.00% redemption fee will be imposed by the Fund for shares redeemed or exchanged after holding them for less than 90 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.
3.	CONCENTRATION OF MARKET RISK
Because the Indian securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile.
The value of the Fund shares will be affected by political, economic, fiscal, regulatory or other developments in India.
The value of Fund shares is also sensitive to stock market volatility. If there is a decline in the value of stocks in the Indian markets, the value of Fund shares will also likely decline. Changes in stock market values, especially in emerging market countries, can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad.
4.	RELATED PARTY TRANSACTIONS
Investment Advisor
Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed daily and paid monthly at an annual rate of 1.25% of average net assets of the Fund.
The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by underlying funds and extraordinary expenses) at 2.35% of its average daily net assets for Class A shares, 2.85% of its average daily net assets for Class C shares and 1.85% of its average daily net assets for Class I shares through June 30, 2009. Any operating expenses reimbursed by the Advisor or management fees waived are subject to recoupment in the first three fiscal years following the first year in which the expense occurred, if the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.
The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor provided that such repayment does not cause the total operating expenses for a class of shares to exceed the above Maximum Operating Expense Limits and the repayment is made within three years after the year in which the Advisor incurred the expense. Pursuant to its agreement, for the period ended August 31, 2008, the Advisor reimbursed fees in the amount of $250,067. As of August 31, 2008, the Advisor may potentially recoup $304,598 which expires in 2011, and $250,067 which expires in 2012.
SBI Funds Management Private Ltd. (the “Sub-Advisor”) serves as the sub-advisor to the Fund. As compensation, the Advisor (not the Fund) will pay the Sub-Advisor a tiered fee based on average daily net assets of the Fund.
Administrator
Citi Fund Services Ohio, Inc. (“Citi”) serves the Trust as administrator. Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Fund for serving as officers of the Trust, with the exception of the Chief Compliance Officer. Under the terms of the Master Services Agreement with the Fund, Citi is entitled to receive an annual asset-based fee for administration and fund accounting of 6 basis points

Greenwich Advisors India Select Fund
Notes to Financial Statements, (Continued)
August 31, 2008
(Unaudited)
(0.06%) on the first $1 billion in aggregate net assets of the Fund; 4 basis points (0.04%) of aggregate net assets of the Fund from over $1 billion. The Fund is subject to an annual minimum of $80,000, and includes up to three classes per Fund. Citi is entitled to receive $5,000 under the Master Services Agreement for any additional classes above three. Under the Master Services Agreement, Citi serves as transfer agent and dividend disbursing agent to the Fund. Citi is entitled to receive an annual per-account fee for such services that is applied to each shareholder account on Citi transfer agency system plus a fee of $17,000 per share class. For its services as administrator, fund accountant and transfer agent, Citi is entitled to receive an annual minimum of $125,000.
Chief Compliance Officer
The Compliance Services Agreement between the Fund and Citi, makes a Citi employee available to serve as the Fund’s Chief Compliance Officer (the “CCO”). Citi provides certain compliance services to the Trust pursuant to the Compliance Services Agreement. For its services, Citi receives an annual fee of $75,000 plus reimbursement for actual out-of-pocket expenses incurred while providing services to the Trust.
Distributor
The Trust has retained Foreside Distribution Services, L.P. (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, Inc., to serve as principal underwriter for the shares of the Fund, pursuant to a Distribution Agreement between the Distributor and the Advisor. Fees for such distribution services are paid to the Distributor by the Advisor.
Distribution Plan
The Fund has adopted a distribution plan, pursuant to Rule 12b-l under the 1940 Act (the “Distribution Plan”) with respect to its Class A and Class C Shares. Pursuant to the Distribution Plan, the Fund will pay 0.50% and 1.00% of its average daily net assets attributable to its Class A and Class C Shares, respectively. The Distribution Plan provides that the Fund pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares.
5.	PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, securities sold short, and U.S. government securities, for the period August 31, 2008, totaled:

Purchases	Sales

$955,169	$27,708
6.	FEDERAL TAX INFORMATION
As of August 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

India Select Fund	$1,852,771	$11,316	$(447,209)	$(435,893)
As of the latest fiscal year end of February 29, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated	Unrealized
Capital and Other	Appreciation/	Total Accumulated
Losses	(Depreciation)[1]	Earnings/(Deficit)

$(142)	$(100,702)	$(100,844)

[1]	The difference between book-basis and tax-basis unrealized appreciation;/(depreciation) is attributable primarily to investments in Passive Foreign Investment Companies.
Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post. October currency losses of $142, which will be treated as arising on the first business day of the fiscal year ending February 28, 2009.

Greenwich Advisors India Select Fund
Supplemental Data
August 31, 2008
(Unaudited)
Table of Shareholder Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales (charges loads) on purchases, (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 through August 31, 2008.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		3/1/08	8/31/08	3/1/08 - 8/31/08	3/1/08 - 8/31/08
India Select Fund	Class A	$1,000.00	$794.90	$10.63	2.35%
	Class C	1,000.00	792.30	12.88	2.85%
	Class I	1,000.00	796.40	8.38	1.85%
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine that the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		3/1/08	8/31/08	3/1/08 - 8/31/08	3/1/08 - 8/31/08
India Select Fund	Class A	$1,000.00	$1,013.36	$11.93	2.35%
	Class C	1,000.00	1,010.84	14.44	2.85%
	Class I	1,000.00	1,015.88	9.40	1.85%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Greenwich Advisors India Select Fund
Supplemental Data, (Continued)
August 31, 2008
(Unaudited)
Tabular Summary of Schedule of Investments:
The Greenwich Advisors India Select Fund invested, as a percentage of total investments, in the following industries as of August 31, 2008.

Percentage
of
Security Allocation	Total
for the Schedule of Investments	Investments

Financial Services	14.9%
Software	11.9%
Pharmaceuticals	10.1%
Telecommunications	9.4%
Oil & Gas	8.2%
Metals & Mining	7.0%
Machinery	6.3%
Engineering	5.1%
Automotive	3.7%
Building Materials	3.4%
Construction	2.9%
Tobacco	2.9%
Energy	2.5%
Chemicals	2.1%
Travel & Leisure	1.6%
Preferred Stock	0.7%
Short-Term Investment	7.3%

Total	100.0%
Other Information:
Disclosure of Portfolio Holdings
The Trust files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending May 31 and November 30. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 866-667-8733 or on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more complete information, including investment objectives, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus, please call 1-866-667-8733.
Mutual funds are NOT FDIC insured. There is no bank guarantee. Mutual funds may lose value.
The Greenwich Advisors India Select Fund is distributed by Foreside Distribution Services, L.P.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) Included in Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Greenwich Advisors Trust
By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President

Date November 5, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President

Date November 5, 2008

By (Signature and Title)	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date November 5, 2008